UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2007

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited)	September 30, 2007

Shares	Security	Value

COMMON STOCKS — 93.1%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 2.8%
63,100	Burger King Holdings Inc.	$1,608,419
28,445	Station Casinos Inc.	2,488,369

	Total Hotels, Restaurants & Leisure	4,096,788

Media — 3.0%
88,976	Lions Gate Entertainment Corp. *	917,342
43,370	Marvel Entertainment Inc. *	1,016,593
23,500	R.H. Donnelley Corp. *	1,316,470
104,650	Warner Music Group Corp.	1,056,965

	Total Media	4,307,370

Specialty Retail — 2.0%
35,400	Men’s Wearhouse Inc.	1,788,408
51,800	Urban Outfitters Inc. *	1,129,240

	Total Specialty Retail	2,917,648

	TOTAL CONSUMER DISCRETIONARY	11,321,806

CONSUMER STAPLES — 3.4%
Food & Staples Retailing — 1.2%
65,740	Casey’s General Stores Inc.	1,820,998

Personal Products — 2.2%
68,300	Elizabeth Arden Inc. *	1,841,368
84,400	Nu Skin Enterprises Inc., Class A Shares	1,363,904

	Total Personal Products	3,205,272

	TOTAL CONSUMER STAPLES	5,026,270

ENERGY — 6.0%
Energy Equipment & Services — 3.5%
170,000	ION Geophysical Corp. *	2,351,100
58,400	Key Energy Services Inc. *	992,800
60,010	North American Energy Partners Inc. *	1,035,773
90,300	Parker Drilling Co. *	733,236

	Total Energy Equipment & Services	5,112,909

Oil, Gas & Consumable Fuels — 2.5%
53,246	GMX Resources Inc. *	1,712,924
32,700	OPTI Canada Inc. *	611,104
34,300	Range Resources Corp.	1,394,638

	Total Oil, Gas & Consumable Fuels	3,718,666

	TOTAL ENERGY	8,831,575

FINANCIALS — 5.8%
Capital Markets — 1.7%
19,560	Affiliated Managers Group Inc. *	2,494,096

Commercial Banks — 1.3%
22,470	Cullen/Frost Bankers Inc.	1,126,196
19,310	East-West Bancorp Inc.	694,388

	Total Commercial Banks	1,820,584

Diversified Financial Services — 0.1%
18,464	Primus Guaranty Ltd. *	194,241

Real Estate Investment Trusts (REITs) — 1.7%
9,859	Alexandria Real Estate Equities Inc.	949,027
37,710	Gramercy Capital Corp.	949,161
10,325	PS Business Parks Inc.	586,976

	Total Real Estate Investment Trusts (REITs)	2,485,164

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Thrifts & Mortgage Finance — 1.0%
45,400	Clayton Holdings Inc. *	$363,654
172,500	NexCen Brands Inc. *	1,159,200

	Total Thrifts & Mortgage Finance	1,522,854

	TOTAL FINANCIALS	8,516,939

HEALTH CARE — 10.8%
Biotechnology — 6.0%
38,200	Alexion Pharmaceuticals Inc. *	2,488,730
163,300	ARIAD Pharmaceuticals Inc. *	756,079
117,300	BioMarin Pharmaceutical Inc. *	2,920,770
29,100	Infinity Pharmaceuticals Inc. *	263,646
107,710	Senomyx Inc. *	1,319,448
25,610	Synta Pharmaceuticals Corp. *	169,026
23,900	Vertex Pharmaceuticals Inc. *	917,999

	Total Biotechnology	8,835,698

Health Care Equipment & Supplies — 1.3%
37,920	DJ Orthopedics Inc. *	1,861,872

Health Care Providers & Services — 2.5%
19,400	Manor Care Inc.	1,249,360
41,200	Owens & Minor Inc.	1,569,308
12,400	Pediatrix Medical Group Inc. *	811,208

	Total Health Care Providers & Services	3,629,876

Pharmaceuticals — 1.0%
40,790	Endo Pharmaceuticals Holdings Inc. *	1,264,898
4,405	XenoPort Inc. *	207,255

	Total Pharmaceuticals	1,472,153

	TOTAL HEALTH CARE	15,799,599

INDUSTRIALS — 15.3%
Aerospace & Defense — 2.0%
131,757	Orbital Sciences Corp. *	2,930,276

Building Products — 1.1%
37,000	NCI Building Systems Inc. *	1,598,770

Commercial Services & Supplies — 1.8%
65,300	Herman Miller Inc.	1,772,242
34,780	Taleo Corp., Class A Shares *	883,760

	Total Commercial Services & Supplies	2,656,002

Electrical Equipment — 1.5%
47,500	JA Solar Holdings Co. Ltd., ADR *	2,135,125

Machinery — 5.3%
52,200	AGCO Corp. *	2,650,194
35,700	Crane Co.	1,712,529
67,150	IDEX Corp.	2,443,588
26,920	Mueller Industries Inc.	972,889

	Total Machinery	7,779,200

Trading Companies & Distributors — 3.1%
100,700	Grafton Group PLC *	1,122,691
66,310	MSC Industrial Direct Co. Inc., Class A Shares	3,354,623

	Total Trading Companies & Distributors	4,477,314

Transportation Infrastructure — 0.5%
21,630	Aegean Marine Petroleum Network Inc.	784,304

	TOTAL INDUSTRIALS	22,360,991

See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

INFORMATION TECHNOLOGY — 34.0%
Communications Equipment — 8.1%
198,750	3Com Corp. *	$981,825
74,700	ADC Telecommunications Inc. *	1,464,867
76,900	Comverse Technology Inc. *	1,522,620
60,400	Dycom Industries Inc. *	1,850,052
254,200	ECI Telecom Ltd. *	2,531,832
17,600	NETGEAR Inc. *	535,392
245,100	Tekelec *	2,965,710

	Total Communications Equipment	11,852,298

Computers & Peripherals — 2.4%
75,130	Avid Technology Inc. *	2,034,520
53,404	Electronics for Imaging Inc. *	1,434,432

	Total Computers & Peripherals	3,468,952

Electronic Equipment & Instruments — 0.9%
12,500	Mettler-Toledo International Inc. *	1,275,000

Internet Software & Services — 9.8%
12,400	Baidu.com Inc., ADR *	3,591,660
61,100	Digital River Inc. *	2,734,225
15,700	Mercadolibre Inc. *	575,091
97,000	Online Resources Corp. *	1,226,080
56,000	SINA Corp. *	2,679,600
59,400	Sohu.com Inc. *	2,239,974
149,759	SonicWALL Inc. *	1,307,396

	Total Internet Software & Services	14,354,026

IT Services — 0.8%
33,700	Wright Express Corp. *	1,229,713

Semiconductors & Semiconductor Equipment — 1.8%
363,789	LSI Corp. *	2,699,314

Software — 10.2%
85,500	BEA Systems Inc. *	1,185,885
78,000	Blackboard Inc. *	3,575,520
65,600	Citrix Systems Inc. *	2,644,992
325,480	Lawson Software Inc. *	3,258,055
16,327	MICROS Systems Inc. *	1,062,398
109,370	Sourcefire Inc. *	993,080
114,019	TIBCO Software Inc. *	842,600
45,400	Ulticom Inc. *	367,740
37,740	Verint Systems Inc. *	981,240

	Total Software	14,911,510

	TOTAL INFORMATION TECHNOLOGY	49,790,813

MATERIALS — 3.8%
Chemicals — 2.0%
59,700	Nalco Holding Co.	1,770,105
39,520	Valspar Corp.	1,075,339

	Total Chemicals	2,845,444

Metals & Mining — 1.8%
78,000	Compass Minerals International Inc.	2,655,120

	TOTAL MATERIALS	5,500,564

TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 0.6%
66,070	Citizens Communications Co.	946,122

Wireless Telecommunication Services — 3.0%
81,114	American Tower Corp., Class A Shares *	3,531,704
See Notes to Schedule of Investments.

Legg Mason Partners Variable Small Cap Growth Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2007

Shares	Security	Value

Wireless Telecommunication Services — 3.0% (continued)
19,940	Crown Castle International Corp. *	$810,162

	Total Wireless Telecommunication Services	4,341,866

	TOTAL TELECOMMUNICATION SERVICES	5,287,988

UTILITIES — 2.6%
Electric Utilities — 2.6%
74,900	ITC Holdings Corp.	3,711,295

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $106,253,061)	136,147,840

Face
Amount

SHORT-TERM INVESTMENT — 6.5%
Repurchase Agreement — 6.5%
$9,499,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity — $9,502,760; (Fully collateralized by U.S. government agency obligations, 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value — $9,688,996) (Cost — $9,499,000)	9,499,000

	TOTAL INVESTMENTS — 99.6% (Cost — $115,752,061#)	145,646,840
	Other Assets in Excess of Liabilities — 0.4%	657,328

	TOTAL NET ASSETS — 100.0%	$146,304,168

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Small Cap Growth Portfolio (the “Fund”), is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (the “Company”). The Company, a Maryland corporation, was registered under the 1940 Act, as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,750,832
Gross unrealized depreciation	(5,856,053)

Net unrealized appreciation	$29,894,779

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 28, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: November 28, 2007